CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 4,997	$ 251		$ 61,470	$ (322)	$ (56,402)
Balance, shares at Dec. 31, 2012		6,413,748
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement)	3,424	$ 68		3,356
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement), shares		1,239,639
Share-based compensation	499			499
Exercise of warrants	256	$ 4		252
Exercise of warrants, shares		73,333
Exercise of options	226	$ 12		$ 214
Exercise of options, shares		184,588
Net income (loss)	(1,420)					$ (1,420)
Other comprehensive loss	(483)				$ (483)
Balance at Dec. 31, 2013	7,499	$ 335		$ 65,791	$ (805)	$ (57,822)
Balance, shares at Dec. 31, 2013		7,911,308
Share-based compensation	579			579
Exercise of warrants	21		[1]	21
Exercise of warrants, shares		5,974
Exercise of options	1,694	$ 26		$ 1,668
Exercise of options, shares		493,993
Net income (loss)	726					$ 726
Other comprehensive loss	(257)				$ (257)
Balance at Dec. 31, 2014	$ 10,262	$ 361		$ 68,059	$ (1,062)	$ (57,096)
Balance, shares at Dec. 31, 2014	8,411,275	8,411,275
Share-based compensation	$ 1,409			1,409
Exercise of warrants	$ 80	$ 1		79
Exercise of warrants, shares	22,921	22,921
Exercise of options	$ 733	$ 9		724
Exercise of options, shares		185,989
RSUs vested		$ 1		$ (1)
RSUs vested, shares		18,500
Net income (loss)	$ (923)					$ (923)
Other comprehensive loss	(1,698)				$ (1,698)
Balance at Dec. 31, 2015	$ 9,863	$ 372		$ 70,270	$ (2,760)	$ (58,019)
Balance, shares at Dec. 31, 2015	8,638,685	8,638,685

[1]	Represent an amount lower than $1.